Customer and commercial financing - Summary of Changes in Expected Credit Losses Provision (Detail) - Loans to consumers [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning balance	$ (19.1)	$ 0.0
(Additions)/Reversal	13.4	8.1
Reclassifications	0.0	(27.2)
Ending balance	$ (5.7)	$ (19.1)